(Loss) / earnings per share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings per share [abstract]
Schedule of basic and diluted (loss) / earnings per share
The calculation of both basic and diluted earnings / (loss) per share is based on net income / (loss) attributable to equity holders of the parent and weighted average outstanding shares of:

	For the six months ended June 30,
In thousands of U.S. dollars except for share data	2020	2019
Net income / (loss) attributable to equity holders of the parent - basic	$190,568	$(15,244)
Convertible Senior Notes interest expense	7,617	—
Net income / (loss) attributable to equity holders of the parent - diluted	$198,185	$(15,244)

Basic weighted average number of shares	54,747,345	48,109,924
Effect of dilutive potential basic shares:
Restricted stock	1,778,355	—
Convertible Notes due 2022	5,275,395	—
	7,053,750	—
Diluted weighted average number of shares	61,801,095	48,109,924

Earnings / (Loss) Per Share:
Basic	$3.48	$(0.32)
Diluted	$3.21	$(0.32)